Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total cost	$ 9,217,664	$ 9,959,853	$ 8,252,904
Less accumulated depreciation	(2,372,532)	(3,291,178)	(1,117,335)
Property and equipment, net	6,845,132	6,668,675	7,135,569
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	4,933,875		4,046,634
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 5,507,377	6,145,822
Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 35,421	38,751	37,551
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 394,681		502,312
Useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 1,922,332		1,926,484
Useful life, description	Shorter of lease term or economic life
Plates and Dies [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 178,820		49,001
Plates and Dies [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Plates and Dies [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Website [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 111,002	111,002	111,002
Useful life	3 years
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 242,333	242,333	180,720
Useful life, description	Indefinite
Building [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 1,399,200	1,399,200	$ 1,399,200
Useful life	20 years
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 1,922,332	$ 2,022,745